Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 11,310	$ 13,581	$ 13,755
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized holding (losses) gains during period	(53,733)	(4,272)	5,964
Reclassification adjustments for losses (gains) included in net income	114	16	(289)
Other comprehensive (loss) income, before income taxes	(53,619)	(4,256)	5,675
Income tax (benefit) expense related to items of other comprehensive (loss) income	(11,260)	(894)	1,192
Other comprehensive (loss) income	(42,359)	(3,362)	4,483
COMPREHENSIVE (LOSS) INCOME	$ (31,049)	$ 10,219	$ 18,238